Current Expected Credit Losses - Movement in the Allowance for Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance	$ 163	$ 143	$ 143
Credit loss expense	43	20	63	$ 0
Ending balance	206	163	206
Allowance for credit losses - trade receivables
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance	0	0	0
Credit loss expense	0	0
Ending balance	0	0	0
Allowance for credit losses - other current assets
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance	0	0	0
Credit loss expense	5	0
Ending balance	5	0	5
Allowance for credit losses - related party ST
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance	33	15	15
Credit loss expense	36	18
Ending balance	69	33	69
Allowance for credit losses related party LT
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance	130	128	128
Credit loss expense	2	2
Ending balance	$ 132	$ 130	$ 132